SEGMENT REPORTING - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Segment Reporting Information [Line Items]
SEGMENT REPORTING

17.         SEGMENT REPORTING

The Company is engaged primarily in the ocean transportation of crude oil and petroleum products in the international market through the ownership and operation of a diversified fleet of vessels. The international shipping industry has many distinct market segments based, in large part, on the size and design configuration of vessels required. Rates in each market segment are determined by a variety of factors affecting the supply and demand for vessels to move cargoes in the trades for which they are suited. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. The Company’s vessels regularly navigate in international waters, over hundreds of trade routes, to hundreds of ports and, as a result, the disclosure of geographic information is impracticable. The Company charters its vessels primarily on voyage charters and on time charters.

The Company has two reportable segments, Crude Tankers and Product Carriers. Segment results are evaluated based on income (loss) from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

Results for the Company’s revenue and loss from operations by segment for the three and six months ended June 30, 2019 and 2018 are as follows:

	Crude	Product
	Tankers	Carriers	Total
Three Months Ended June 30, 2019
Voyage revenue	$51,474	$97,821	$149,295
Voyage expenses	(27,094)	(38,801)	(65,895)
Vessel expenses	(10,509)	(31,867)	(42,376)
Depreciation and amortization	(9,872)	(19,371)	(29,243)
General, administrative and management fees(1)	(1,722)	(5,598)	(7,320)
Income from operations	$2,277	$2,184	$4,461
Three Months Ended June 30, 2018
Voyage revenue	$31,290	$58,530	$89,820
Voyage expenses	(17,724)	(29,045)	(46,769)
Vessel expenses	(7,802)	(20,310)	(28,112)
Depreciation and amortization	(7,937)	(14,121)	(22,058)
General, administrative and management fees(1)	(1,149)	(2,970)	(4,119)
Loss from operations	$(3,322)	$(7,916)	$(11,238)

	Crude	Product
	Tankers	Carriers	Total
Six Months Ended June 30, 2019
Voyage revenue	$86,883	$165,068	$251,951
Voyage expenses	(41,464)	(66,009)	(107,473)
Vessel expenses	(17,269)	(49,908)	(67,177)
Depreciation and amortization	(17,911)	(33,288)	(51,199)
General, administrative and management fees(1)	(3,408)	(10,200)	(13,608)
Income from operations	$6,831	$5,663	$12,494
Six Months Ended June 30, 2018
Voyage revenue	$60,648	$122,316	$182,964
Voyage expenses	(34,426)	(57,078)	(91,504)
Vessel expenses	(16,131)	(40,011)	(56,142)
Depreciation and amortization	(15,875)	(28,237)	(44,112)
General, administrative and management fees(1)	(2,297)	(5,979)	(8,276)
Loss from operations	$(8,081)	$(8,989)	$(17,070)
(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on a formula).

The reconciliations of total assets of the segments to amounts included in the Condensed Consolidated Balance Sheets are as follows:

	June 30, 2019	December 31, 2018
Crude Tankers	$908,924	$758,372
Product Carriers	1,264,251	885,220
Corporate unrestricted cash and cash equivalents	5,282	2,508
Other unallocated amounts	3,648	3,755
Consolidated total assets	$2,182,105	$1,649,855